SHORT TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]	Short term loans consist of the following:
	December 31,
	2012	2011

Short-term loans	$566,604	$-

Schedule Of Short Term Debt Outstanding [Table Text Block]

The details of the short term loans outstanding as of December 31, 2012 are as follows:

Name of party	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans

Yu Kai, Wang	US$36,918	Annual rate of 6.10%	Term loan	February 20 , 2012 to
	(RMB230,000)			February 20, 2013

	US$24,076	Annual rate of 6.10%	Term loan	March 20 , 2012 to
	(RMB150,000)			March 20, 2013

	US$272,869	Annual rate of 6.10%	Term loan	June 20 , 2012 to
	(RMB1,700,000)			June 20, 2013

Dalian Tongli Technology Co.,	US$168,537	Annual rate of 6.10%	Term loan	September 12 , 2012 to
Ltd	(RMB1,050,000)			September 12, 2013

	US$64,204	Annual rate of 6.10%	Term loan	October 12 , 2012 to
	(RMB400,000)			October 12, 2013